Share-based Compensation	9 Months Ended
Jul. 31, 2019
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Share-based Compensation

NOTE 15:  SHARE-BASED COMPENSATION

For the three and nine months ended July 31, 2019, the Bank recognized compensation expense for stock option awards of $2.7 million and $9.0 million, respectively (three and nine months ended July 31, 2018 – $2.5 million and $9.0 million, respectively).

During the three months ended July 31, 2019 and July 31, 2018, nil stock options were granted by the Bank. During the nine months ended July 31, 2019, 2.2 million stock options (nine months ended July 31, 2018 – 1.9 million stock options) were granted by the Bank at a weighted-average fair value of $5.64 per option (July 31, 2018 – $6.28 per option).

The following table summarizes the assumptions used for estimating the fair value of options for the nine months ended July 31.

Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the nine months ended
	July 31 2019	July 31 2018
Risk-free interest rate	2.03%	1.71%
Expected option life	6.3 years	6.3 years
Expected volatility[1]	12.64%	13.91%
Expected dividend yield	3.48%	3.50%

Exercise price/share price	$69.39	$72.64

[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.